Accumulated Other Comprehensive Income (Loss), Net of Tax - Schedule Of Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Change in net investment hedge, Before tax	$ (190)	$ (214)	$ 68
Change in fair value cash flow hedges, Before tax	(2)		(9)
Less: adjustment for (gains) losses on fair value cash flow hedges, Before tax	2	2	5
Change in foreign currency translation adjustment, Before tax	131	140	(27)
Change in net actuarial gain (loss), Before tax	28	(68)	20
Change in unrealized gains (losses) available-for-sale securities, Before tax	(1)	1
Total other comprehensive income (loss), Before tax	(32)	(139)	57
Change in net investment hedge, Tax	0	0	0
Change in fair value cash flow hedges, Tax	0	0	0
Less: adjustment for (gains) losses on fair value cash flow hedges, Tax	0	0	0
Change in foreign currency translation adjustment, Tax	0	0	0
Change in net actuarial gain (loss), Tax	3	2	(10)
Change in unrealized gains (losses) available-for-sale securities, Tax	0	0	0
Total other comprehensive income (loss), Tax	3	2	(10)
Change in net investment hedge, Net of tax	(190)	(214)	68
Change in fair value cash flow hedges, Net of tax	(2)		(9)
Less: adjustment for (gains) losses on fair value cash flow hedges, Net of tax	2	2	5
Change in foreign currency translation adjustment, Net of tax	131	140	(27)
Change in net actuarial gain (loss), Net of tax	31	(66)	10
Change in unrealized gains (losses) available-for-sale securities, Net of tax	(1)	1
Total other comprehensive income (loss), Net of tax	$ (29)	$ (137)	$ 47